Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Financial Data on CHMI's Segments with Reconciliation
Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Year Ended December 31, 2019
Interest income	$2,820	$70,518	$-	$73,338
Interest expense	3,669	44,916	-	48,585
Net interest income (expense)	(849)	25,602	-	24,753
Servicing fee income	73,555	-	-	73,555
Servicing costs	17,404	-	-	17,404
Net servicing income	56,151	-	-	56,151
Other expense	(95,002)	(34,071)	-	(129,073)
Other operating expenses	1,950	-	10,481	12,431
Benefit from corporate business taxes	(9,925)	-	-	(9,925)
Net Loss	$(31,725)	$(8,469)	$(10,481)	$(50,675)
Year Ended December 31, 2018
Interest income	$99	$57,251	$-	$57,350
Interest expense	2,314	32,193	2	34,509
Net interest income (expense)	(2,215)	25,058	(2)	22,841
Servicing fee income	50,776	-	-	50,776
Servicing costs	10,615	-	-	10,615
Net servicing income	40,161	-	-	40,161
Other expense	(3,573)	(10,746)	-	(14,319)
Other operating expenses	1,470	-	8,417	9,887
Provision for corporate business taxes	4,527	-	-	4,527
Net Income (Loss)	$28,376	$14,312	$(8,419)	$34,269
Year Ended December 31, 2017
Interest income	$523	$41,891	$-	$42,414
Interest expense	506	19,375	-	19,881
Net interest income	17	22,516	-	22,533
Servicing fee income	24,034	-	-	24,034
Servicing costs	5,783	-	-	5,783
Net servicing income	18,251	-	-	18,251
Other income	15,837	523	-	16,360
Other operating expenses	-	-	8,164	8,164
Provision for corporate business taxes	2,550	-	-	2,550
Net Income (Loss)	$31,555	$23,039	$(8,164)	$46,430

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375
December 31, 2018
Investments	$294,907	$1,770,110	$-	$2,065,017
Other assets	17,817	38,165	32,278	88,260
Total assets	312,724	1,808,275	32,278	2,153,277
Debt	157,543	1,598,592	-	1,756,135
Other liabilities	12,576	10,440	15,283	38,299
Total liabilities	170,119	1,609,032	15,283	1,794,434
Book value	$142,605	$199,243	$16,995	$358,843
December 31, 2017
Investments	$122,806	$1,840,912	$-	$1,963,718
Other assets	8,281	48,631	30,055	86,967
Total assets	131,087	1,889,543	30,055	2,050,685
Debt	39,025	1,666,537	-	1,705,562
Other liabilities	8,524	4,385	11,706	24,615
Total liabilities	47,549	1,670,922	11,706	1,730,177
Book value	$83,538	$218,621	$18,349	$320,508